LEASES (Details Narrative)	Sep. 30, 2024	Mar. 31, 2024
Hotels and Offices [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
operating leases year	1 year	1 year
Hotels and Offices [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
operating leases year	20 years	20 years
Equipment and Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
operating leases year	1 year	1 year
Equipment and Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
operating leases year	7 years	7 years